Revenue - Schedule of Revenues by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 9,386	$ 14,071	$ 53,467	$ 64,211
France
Disaggregation of Revenue [Line Items]
Revenue	1,671	1,855	5,569	6,032
Turkey
Disaggregation of Revenue [Line Items]
Revenue			5,494	4,079
Spain
Disaggregation of Revenue [Line Items]
Revenue	1,112	1,624	4,618	6,852
Chile
Disaggregation of Revenue [Line Items]
Revenue			2,708	5,008
All Other Countries
Disaggregation of Revenue [Line Items]
Revenue	5,347	9,399	$ 35,078	$ 42,240
United Kingdom
Disaggregation of Revenue [Line Items]
Revenue	$ 1,256	$ 1,193